Reserves (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Reserves Within Equity [Abstract]
Summary of Reserves
	2019	2018
	A$’000	A$’000
Foreign currency translation reserve	(1,465)	(1,348)
Share-based payments reserve	2,296	2,840
	831	1,492

Summary of Movements in Each Class of Reserve

Movements in each class of reserve during the current and previous financial year are set out below:

	Foreign	Share-based
	currency	payments	Total
	A$’000	A$’000	A$’000
Balance at June 30, 2017	(1,285)	2,959	1,674
Foreign currency translation	(63)	—	(63)
Share-based payments	—	(119)	(119)
Balance at June 30, 2018	(1,348)	2,840	1,492
Foreign currency translation	(117)	—	(117)
Share-based payments	—	(544)	(544)
Balance at June 30, 2019	(1,465)	2,296	831